GOODWILL - Rollfoward (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 6,634	$ 6,553
Acquisitions through business combinations	2,400	27
Assets held by subsidiaries disposed during the period	(56)	0
Foreign currency translation and other	1	54
Balance at end of the year	$ 8,979	$ 6,634